Supplemental Equity and Comprehensive Income Information - AOCI rf (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
AOCI Attributable to 3M, Net of Tax [Roll Forward]
Stockholders' Equity Attributable to 3M, Beginning Balance	$ 11,429
Other comprehensive income (loss), before tax:
Stockholders' Equity Attributable to 3M, Ending Balance	10,298	$ 11,429
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to 3M, Net of Tax [Roll Forward]
Stockholders' Equity Attributable to 3M, Beginning Balance	(6,359)	(6,289)	$ (3,913)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(1,309)	132	(3,321)
Amounts reclassified out	312	363	357
Total other comprehensive income (loss), before tax	(997)	495	(2,964)
Tax effect	111	(565)	563
Total other comprehensive income (loss), net of tax	(886)	(70)	(2,401)
Impact From Purchase Of Subsidiary Shares			25
Stockholders' Equity Attributable to 3M, Ending Balance	(7,245)	(6,359)	(6,289)
Cumulative Translation Adjustment
AOCI Attributable to 3M, Net of Tax [Roll Forward]
Stockholders' Equity Attributable to 3M, Beginning Balance	(1,679)	(1,095)	(188)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(244)	(447)	(856)
Total other comprehensive income (loss), before tax	(244)	(447)	(856)
Tax effect	(85)	(137)	(92)
Total other comprehensive income (loss), net of tax	(329)	(584)	(948)
Impact From Purchase Of Subsidiary Shares			41
Stockholders' Equity Attributable to 3M, Ending Balance	(2,008)	(1,679)	(1,095)
Gains (losses) associated with defined benefit pension and postretirement plans amortization
AOCI Attributable to 3M, Net of Tax [Roll Forward]
Stockholders' Equity Attributable to 3M, Beginning Balance	(4,804)	(5,293)	(3,715)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(1,122)	367	(2,638)
Amounts reclassified out	421	537	360
Total other comprehensive income (loss), before tax	(701)	904	(2,278)
Tax effect	177	(415)	716
Total other comprehensive income (loss), net of tax	(524)	489	(1,562)
Impact From Purchase Of Subsidiary Shares			(16)
Stockholders' Equity Attributable to 3M, Ending Balance	(5,328)	(4,804)	(5,293)
Debt and equity security gains (losses)
AOCI Attributable to 3M, Net of Tax [Roll Forward]
Stockholders' Equity Attributable to 3M, Beginning Balance			(2)
Other comprehensive income (loss), before tax:
Amounts before reclassifications			2
Amounts reclassified out			1
Total other comprehensive income (loss), before tax			3
Tax effect			(1)
Total other comprehensive income (loss), net of tax			2
Cash flow hedging instruments gains (losses)
AOCI Attributable to 3M, Net of Tax [Roll Forward]
Stockholders' Equity Attributable to 3M, Beginning Balance	124	99	(8)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	57	212	171
Amounts reclassified out	(109)	(174)	(4)
Total other comprehensive income (loss), before tax	(52)	38	167
Tax effect	19	(13)	(60)
Total other comprehensive income (loss), net of tax	(33)	25	107
Stockholders' Equity Attributable to 3M, Ending Balance	$ 91	$ 124	$ 99